Cover	12 Months Ended
Jan. 26, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	NVIDIA CORPORATION
Entity Central Index Key	0001045810